Stock-based Compensation (Tables)	9 Months Ended
Sep. 30, 2026
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity
The following is a summary of the Company’s stock options activity (as adjusted for the Exchange Ratio established in the Reverse Recapitalization) during the nine months ended September 30, 2026:

	Number of Options	Weighted average exercise price (USD)	Weighted average remaining contractual term (years)	Aggregate intrinsic value (USD)
Balance as of December 31, 2025	49,486,556	$1.19	6.65	$290,074
Granted	—	—
Exercised	(8,726,827)	0.54
Expired and forfeited	(665,405)	1.37
Balance as of September 30, 2026	40,094,324	$1.36	6.66	$118,191
Exercisable as of September 30, 2026	27,340,787	$0.82	5.82	$90,683
Unvested as of September 30, 2026	12,753,537	$2.42	8.37	$27,508

Schedule of Nonvested Restricted Stock Units Activity
The following is a summary of the Company’s RSU activity during the nine months ended September 30, 2026:

	Number of RSUs	Weighted Average Grant Date Fair Value (USD)
Balance as of December 31, 2025	—	$—
Granted	3,360,912	13.66
Vested	(241,171)	14.01
Expired and forfeited	(21,455)	13.31
Outstanding unvested balance as of September 30, 2026	3,098,286	$13.64

Schedule of Stock-based Compensation Expense
The following table summarizes the stock-based compensation expense related to stock options and RSUs classified in the consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2026 and 2025:

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Cost of revenue	$30	$7	$71	$25
Research and development	2,668	778	6,256	2,098
General and administrative	2,783	146	5,178	431
Sales and marketing	49	19	111	55
Total stock-based compensation expense	$5,530	$950	$11,616	$2,609